Financial assets and other receivables - Trade and other receivables (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Trade and other current receivables [abstract]
Trade receivables	$ 188,816	$ 220,330
Tax receivables	18,331	26,779
Government grant receivables	62,586	62,417
Other receivables	2,186	717
Total other receivables	83,103	89,913
Gross carrying amount
Trade and other current receivables [abstract]
Trade receivables	191,560	223,236
Accumulated impairment
Trade and other current receivables [abstract]
Trade receivables	$ (2,744)	$ (2,906)